Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Long-term Debt [Abstract]
Summary of Long-Term Debt, Revolving Credit Facilities, Outstanding Borrowings and Available Capacity
Weighted average interest
rate
(1)
millions of dollars 2024 2023 Maturity 2024 2023
Florida Electric Utility
Senior unsecured notes 4.36% 4.61% 2029 - 2051 $

5,720 $

5,654
Canadian Electric Utilities
NSPI – Commercial paper
(2)
Variable Variable 2029 $

177 $

721
NSPI – Senior unsecured notes 5.12% 5.13% 2025 - 2097

3,184

3,165
$

3,361 $

3,886
Gas Utilities and Infrastructure
PGS – Senior unsecured notes 5.63% 5.63% 2028 - 2053 $

1,331 $

1,223
NMGC – Senior unsecured notes 3.78% 3.78% 2026 - 2051

698

642
NMGC – Unsecured loan notes N/A Variable 2024 -

30
NMGI – Senior unsecured notes N/A 3.64% 2024 -

198
EBP – Secured loan notes Variable Variable 2028

250

246
$

2,279 $

2,339
Other Electric Utilities
Unsecured loan notes 4.06% 4.78% 2025 - 2028 $

143 $

121
Unsecured loan notes Variable Variable 2025 - 2027

104

104
Secured senior notes and debentures

(3)
2.38% 3.06% 2026 - 2040

169

197
$

416 $

422
Other
Unsecured loan notes

Variable Variable 2026 - 2029 $

992 $

465
Senior unsecured notes 3.99% 3.65% 2026 - 2046

3,525

3,637
Senior unsecured notes 4.84% 4.84% 2030

500

500
Fixed to floating subordinated notes

(4)
6.75% 6.75% 2076

1,727

1,587
Junior subordinated notes 7.63% 0.00% 2054

720 -

$

7,464 $

6,189
Adjustments
Debt issuance costs (137) (125)
Classification as liabilities held for sale
(5)
(696) -

Amount due within one year

(6)
(234) (676)
$ (1,067) $ (801)
Long-Term Debt $

18,173 $

17,689
(1) Weighted average interest rate of fixed rate long-term debt.
(2) Discount notes are backed by a revolving

credit facility which matures in 2029.

(3) Notes are issued and payable in either USD

or BBD.

(4) In 2024, the Company recognized $ 110

million in interest expense (2023 – $
109

million) related to its fixed to floating
subordinated notes.
(5) On August 5, 2024, Emera announced an

agreement to sell NMGC. As at December

31, 2024, NMGC's liabilities were
classified as held for sale.

For further details on the pending transaction,

refer to note 4.
(6) Excludes NMGC amounts which are classified

as current liabilities associated with assets held

for sale.
The Company’s total long-term revolving credit facilities,

outstanding borrowings and available capacity as
at December 31 were as follows:
millions of dollars Maturity 2024 2023
Emera – committed revolving credit facility
(1)
June 2029 $

1,300 $

900
NSPI – revolving credit facility
(1)
June 2029

800

800
Emera – Unsecured non-revolving credit facility February 2026

200

400
TEC – Unsecured committed revolving credit facility December 2026 -

657
NSPI – non-revolving credit facility July 2024 -

400
NMGC – Unsecured non-revolving credit facility March 2024 -

30
ECI – revolving credit facilities October 2024 -

10
Total $

2,300 $

3,197
Less:
Borrowings under credit facilities

1,169

1,884
Letters of credit issued inside credit facilities

12

6
Use of available facilities $

1,181 $

1,890
Available capacity under existing agreements $

1,119 $

1,307
(1) Advances on the revolving credit facility can be

made by way of overdraft on accounts up to

$
50

million.
As at
Financial Covenant Requirement December 31, 2024
Emera
Syndicated credit facilities Debt to capital ratio Less than or equal to 0.70 to 1
0.55

: 1

Long-Term Debt Maturities
millions of dollars 2025 2026 2027 2028 2029 Thereafter Total
Florida Electric Utility $ -

$ -

$ -

$ -

$

720 $

5,000 $

5,720
Canadian Electric Utilities

125

40 -

-

217

2,979

3,361
Gas Utilities and
Infrastructure

31

132

31

535

31

1,519

2,279
Other Electric Utilities

78

101

89

116

4

28

416
Other -

3,006 -

-

792

3,666

7,464
Total $

234 $

3,279 $

120 $

651 $

1,764 $

13,192 $

19,240